INCOME TAXES (Details - Schedule of effective income tax reconciliation)	6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Abstract]
Hong Kong statutory income tax rate	8.25%	8.25%
Prior year overaccrual of provision for income taxes	(4.32%)
Change in deferred tax asset valuation allowance		(8.25%)
Effective tax rate	3.93%	0.00%